Basic and Diluted Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2025
Basic and Diluted Net Income/(Loss) Per Share
Basic and Diluted Net Income/(Loss) Per Share

18. Basic and Diluted Net Income/(Loss) Per Share

Basic and diluted net income/(loss) per share for the years ended December 31, 2023, 2024 and 2025 have been calculated in accordance with ASC 260 as follows:

	For the years ended
	December 31,
	2023	2024	2025
Net (loss)/income per ordinary share – basic:
Numerator (RMB’000):
Net (loss)/income attributable to 36Kr Holdings Inc.	(89,247)	(140,787)	11,428
Net (income)/loss attributable to non-controlling interests	(733)	4,160	(262)
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,980)	(136,627)	11,166
Denominator:
Weighted average number of ordinary shares outstanding	1,043,057,081	1,054,310,601	1,058,471,312
Denominator used in computing net (loss)/income per share - basic	1,043,057,081	1,054,310,601	1,058,471,312
Net income/(loss) per ordinary share: - basic (RMB)	(0.086)	(0.130)	0.011

Net (loss)/income per ordinary share - diluted:
Numerator (RMB’000):
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(89,980)	(136,627)	11,166
Net (loss)/income attributable to ordinary shareholders - diluted	(89,980)	(136,627)	11,166
Denominator:
Denominator used in computing net (loss)/income per share - basic	1,043,057,081	1,054,310,601	1,058,471,312
Share-based awards	—	—	1,551,776
Denominator used in computing net (loss)/income per share - diluted	1,043,057,081	1,054,310,601	1,060,023,088
Net (loss)/income per ordinary share – diluted (RMB)	(0.086)	(0.130)	0.011

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

For the years ended December 31, 2023 and 2024, as the Company was in a loss position, the effect of share-based compensation was anti-dilutive. For the year ended December 31, 2025, the dilutive effect of share-based compensation is considered due to the net income achieved. and the incremental shares were computed in the diluted income per share.

On October 3, 2024, the Company effected a change in the ratio of our ADSs to Class A ordinary shares from one ADS representing twenty-five Class A ordinary shares to a new ratio of one ADS representing five hundred Class A ordinary shares. Basic and diluted net loss per ADS have been retrospectively adjusted to reflect this ADS ratio change for all periods presented.